Other non-current receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other non-current receivables [abstract]
Summary of Other Non-Current Receivables

	2025	2024
Promissory note	27,990	24,867
Long-term prepaid expenses	13,485	14,634
Derivatives	4,375	125
Deposits	1,007	1,024
Other receivables	135	3,681
Total	46,992	44,331